SUBSEQUENT EVENTS (Details) - Franco‑Nevada Canada Holdings Corp. - Macassa Mine		12 Months Ended
	Feb. 05, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return, royalty percentage		1.50%
Amended and Restated Royalty Agreement
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return, royalty percentage	3.00%